Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail) - yr	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.30%	5.70%	4.10%
Expected share price volatility	15.40%
Risk-free rate of return		2.50%	2.10%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		20.00%	17.00%
Risk-free rate of return	1.90%
Expected period until exercise (in years)	6.5	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility		20.10%	17.30%
Risk-free rate of return	2.00%
Expected period until exercise (in years)	7.0	7.0	7.0